Document and Entity Information Document	Jan. 08, 2023
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jan. 08, 2023
Entity Registrant Name	KORE Group Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40856
Entity Tax Identification Number	86-3078783
Entity Address, Address Line One	3 Ravinia Drive NE
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30346
City Area Code	877
Local Phone Number	710-5673
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001855457
Amendment Flag	false
Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Common stock, $0.0001 par value per share
Trading Symbol	KORE
Security Exchange Name	NYSE
Warrant
Entity Information [Line Items]
Title of 12(b) Security	Warrants to purchase common stock
Trading Symbol	KORE WS
Security Exchange Name	NYSE